Revenues (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short term deferred revenue	$ 8,973,447		$ 9,888,275	$ 10,552,683
Net revenues	4,400,000	$ 9,000,000	9,400,000	7,900,000
Deferred revenue carry forward			9,888,275	10,552,683
Net revenues			1,112,003	1,244,382
Deferred revenue service	$ 4,059,406		$ 4,168,016	$ 4,593,474
2024	14.00%		46.00%	46.00%
2023	86.00%		54.00%	54.00%
Deferred Revenue Recognized	$ 3,262,697	3,515,745		$ 5,100,000
Deferred revenues service	3,700,000	$ 3,900,000	$ 3,900,000.0	9,900,000.0
Revenue
Short term deferred revenue	4,059,406		4,168,016	4,593,474
Deferred revenue carry forward			9,888,275
Long term deferred revenue	4,693,897		4,805,431	5,295,251
Net revenues			4,593,794	4,597,054
Deferred revenue service	$ 8,800,000		$ 9,000,000.0	$ 9,900,000